Other disclosures - Related party transactions - Executive directors ESOP - Rollforward and Vesting (Details)	1 Months Ended								12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Jun. 30, 2016 EUR (€) EquityInstruments	May 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Sep. 30, 2015 EUR (€) EquityInstruments	Jun. 30, 2015 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									2,293,636	1,752,926	1,595,015
Granted	653,825	120,536	363,226	60,000	288,950	243,400	3,000	56,500	774,361	712,176	302,900
Exercised									(203,412)	(140,292)	(97,656)
Total options at end of year	2,862,216		2,293,636			1,752,926			2,862,216	2,293,636	1,752,926
Exercise price | €	€ 21.17	€ 18.41	€ 14.130	€ 11.38	€ 11.47	€ 9.47	€ 10.34	€ 11.44	€ 21.17	€ 14.130	€ 9.47
Tim Van Hauwermeiren | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised									(65,380)	(72,200)
Exercise price | €	€ 2.44		€ 2.44						€ 2.44	€ 2.44
Tim Van Hauwermeiren | 7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									281,580
Granted									80,000
Exercised									(65,380)
Total options at end of year	296,200		281,580						296,200	281,580
Tim Van Hauwermeiren | 7.17 | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	70,000								70,000
Exercise price | €	€ 7.17								€ 7.17
Tim Van Hauwermeiren | 7.17 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	35,000								35,000
Exercise price | €	€ 7.17								€ 7.17
Tim Van Hauwermeiren | 9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year										30,600
Total options at end of year						30,600					30,600
Exercise price | €						€ 9.47					€ 9.47
Tim Van Hauwermeiren | 9.47 | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200								10,200
Exercise price | €	€ 9.47								€ 9.47
Tim Van Hauwermeiren | 9.47 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200								10,200
Exercise price | €	€ 9.47								€ 9.47
Tim Van Hauwermeiren | 9.47 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200								10,200
Exercise price | €	€ 9.47								€ 9.47
Tim Van Hauwermeiren | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									50,000
Total options at end of year			50,000							50,000
Exercise price | €			€ 11.47							€ 11.47
Tim Van Hauwermeiren | 11.47 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,389								26,389
Exercise price | €	€ 11.47								€ 11.47
Tim Van Hauwermeiren | 11.47 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	16,667								16,667
Exercise price | €	€ 11.47								€ 11.47
Tim Van Hauwermeiren | 11.47 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	6,944								6,944
Exercise price | €	€ 11.47								€ 11.47
Tim Van Hauwermeiren | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									30,600
Total options at end of year			30,600							30,600
Exercise price | €			€ 14.13							€ 14.13
Tim Van Hauwermeiren | 14.13 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200								10,200
Exercise price | €	€ 14.13								€ 14.13
Tim Van Hauwermeiren | 14.13 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200								10,200
Exercise price | €	€ 14.13								€ 14.13
Tim Van Hauwermeiren | 14.13 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200								10,200
Exercise price | €	€ 14.13								€ 14.13
Tim Van Hauwermeiren | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	80,000								80,000
Exercise price | €	€ 21.17								€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667								26,667
Exercise price | €	€ 21.17								€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666								26,666
Exercise price | €	€ 21.17								€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667								26,667
Exercise price | €	€ 21.17								€ 21.17
Eric Castaldi | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									230,607
Granted									43,200
Total options at end of year	273,807		230,607						273,807	230,607
Eric Castaldi | 2.44 | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	72,007								72,007
Exercise price | €	€ 2.44								€ 2.44
Eric Castaldi | 2.44 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,000								9,000
Exercise price | €	€ 2.44								€ 2.44
Eric Castaldi | 7.17 | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	43,333								43,333
Exercise price | €	€ 7.17								€ 7.17
Eric Castaldi | 7.17 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	21,667								21,667
Exercise price | €	€ 7.17								€ 7.17
Eric Castaldi | 9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year										28,200
Total options at end of year						28,200					28,200
Exercise price | €						€ 9.47					€ 9.47
Eric Castaldi | 9.47 | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 9.47								€ 9.47
Eric Castaldi | 9.47 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 9.47								€ 9.47
Eric Castaldi | 9.47 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 9.47								€ 9.47
Eric Castaldi | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									28,200
Total options at end of year			28,200							28,200
Exercise price | €			€ 11.47							€ 11.47
Eric Castaldi | 11.47 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	14,883								14,883
Exercise price | €	€ 11.47								€ 11.47
Eric Castaldi | 11.47 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 11.47								€ 11.47
Eric Castaldi | 11.47 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,917								3,917
Exercise price | €	€ 11.47								€ 11.47
Eric Castaldi | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									28,200
Total options at end of year			28,200							28,200
Exercise price | €			€ 14.13							€ 14.13
Eric Castaldi | 14.13 | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 14.13								€ 14.13
Eric Castaldi | 14.13 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 14.13								€ 14.13
Eric Castaldi | 14.13 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	9,400								9,400
Exercise price | €	€ 14.13								€ 14.13
Eric Castaldi | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	43,200								43,200
Exercise price | €	€ 21.17								€ 21.17
Eric Castaldi | 21.17 | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	14,400								14,400
Exercise price | €	€ 21.17								€ 21.17
Eric Castaldi | 21.17 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	14,400								14,400
Exercise price | €	€ 21.17								€ 21.17
Eric Castaldi | 21.17 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	14,400								14,400
Exercise price | €	€ 21.17								€ 21.17